Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Type
	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
Revenue type:
Out of Home Advertising	302,376	356,893
Local Life - Retail Sales	145,374	56,640
Local Life (non-retail)	127	22
Others	962	367
Total	448,839	413,922